SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Oct. 02, 2021	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings (accumulated deficit)	$ 13,765	$ (42,596)	$ (2,218)
Increase to accrued expenses	$ 50,606	$ 59,454	$ 22,233
Product warranty term	5 years
ASC 606 | Initial application cumulative effect
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings (accumulated deficit)				$ 1,700
Reduction to prepaid expenses				1,200
Increase to accrued expenses				$ 500